SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Suboptimal exercise multiple, minimum	2.9	2.9	2.9
Suboptimal exercise multiple, maximum	3.5	3.5	3.5
Risk free interest rate, minimum	1.55%	2.09%	0.80%
Risk free interest rate, maximum	2.41%	3.05%	2.20%
Volatility, minimum	28.00%	26.00%	27.00%
Volatility, maximum	44.00%	47.00%	49.00%
Dividend yield	0.00%	0.00%	0.00%